Share capital	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Share capital
Note 9. Share capital
Common shares

	For the three months ended				For the nine months ended
$ millions, except number of shares		2025 Jul. 31	2024 Jul. 31			2025 Jul. 31	2024 Jul. 31
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance at beginning of period	934,230,189	$16,929	943,002,419	$16,813	942,294,598	$17,011	931,098,941	$16,082
Issuance pursuant to:
Equity-settled share-based compensation plans	786,626	46	204,180	12	2,191,152	132	897,057	49
Shareholder investment plan (1)	–	–	651,277	45	629	–	10,462,890	652
Employee share purchase plan (2)	–	–	688,578	46	–	–	2,146,385	136
	935,016,815	$16,975	944,546,454	$16,916	944,486,379	$17,143	944,605,273	$16,919
Purchase of common shares for cancellation	(5,500,000)	(100)	–	–	(15,000,000)	(272)	–	–
Treasury shares	(66,124)	(8)	43,463	3	(35,688)	(4)	(15,356)	–
Balance at end of period	929,450,691	$16,867	944,589,917	$16,919	929,450,691	$16,867	944,589,917	$16,919
(1)
Commencing with dividends paid on January 28, 2025 and for future dividends declared until further notice, common shares received by participants under the shareholder investment plan were purchased from the open market, a change from issuance from Treasury. For the share purchase option, this change became effective February 1, 2025.

(2)
Commencing October 11, 2024, employee contributions to our Canadian employee share purchase plan were used to acquire common shares in the open market. Previously, these shares were issued from Treasury.

Normal course issuer bid (NCIB)
On September 6, 2024, we announced that the Toronto Stock Exchange had accepted the notice of our intention to commence an NCIB. Purchases under this bid w ere
 completed on July 31, 2025 upon CIBC purchasing
20.0
million common shares for a total amount of $
1,757
million since the inception of this NCIB. During the quarter,
5.5
million common shares
were
 purchased and cancelled at a
n a
verage price of
$95.89
for a total amount of

$
528
million. For the nine months ended July 31, 2025, we purchased and cancelled
 15.0
million shares for a total amount of

$
1,338
million.
Preferred shares and other equity instruments
Issuance
Limited Recourse Capital Notes Series 5 (NVCC) (subordinated indebtedness) (LRCN Series 5 Notes)
On November 5, 2024, we issued USD$500 million principal amount of 6.950% LRCN Series 5 Notes. The LRCN Series 5 Notes mature on January 28, 2085, and bear interest at a fixed rate of 6.950% per annum (paid quarterly) until January 28, 2030. Starting on January 28, 2030, and every five years thereafter until January 28, 2080, the interest rate will be reset to the then current five-year U.S. Treasury Rate plus 2.833% per annum.
Concurrently with the issuance of the LRCN Series 5 Notes, we issued Non-cumulative 5-Year Fixed Rate Reset Class A Preferred Shares Series 59 (NVCC) (Series 59 Preferred Shares), which are held in the Limited Recourse Trust that is consolidated by CIBC and, as a result, the Series 59 Preferred Shares are eliminated in CIBC’s consolidated financial statements. In the event of non-payment by CIBC of the principal amount of, interest on, or redemption price for, the LRCN Series 5 Notes when due, the sole remedy of each LRCN Series 5 Note holder is limited to that holder’s proportionate share of the Series 59 Preferred Shares held in the Limited Recourse Trust. Subject to regulatory approval, we may redeem the LRCN Series 5 Notes, in whole or in part, on each January 28, April 28, July 28, and October 28, commencing on January 28, 2030, at par.
Limited
Recourse Capital Notes Series 6 (NVCC) (subordinated indebtedness) (LRCN Series 6 Notes)
On March 24, 2025, we issued $450 million principal amount of 6.369% LRCN Series 6 Notes. The LRCN Series 6 Notes mature on April 28, 2085, and bear interest at a fixed rate of 6.369% per annum (paid semi-annually) until April 28, 2030. Starting on April 28, 2030, and every five years thereafter until April 28, 2080, the interest rate will be reset to be equal to the then current five-year Government of Canada yield plus 3.65% per annum.
Concurrently with the issuance of the LRCN Series 6 Notes, we issued Non-cumulative 5-Year Fixed Rate Reset Class A Preferred Shares Series 60 (NVCC) (Series 60 Preferred Shares), which are held in the Limited Recourse Trust that is consolidated by CIBC and, as a result, the Series 60 Preferred Shares are eliminated in CIBC’s consolidated financial statements. In the event of non-payment by CIBC of the principal amount of, interest on, or redemption price for, the LRCN Series 6 Notes when due, the sole remedy of each LRCN Series 6 Note holder is limited to that holder’s proportionate share of the Series 60 Preferred Shares held in the Limited Recourse Trust. Subject to regulatory approval, we may redeem the LRCN Series 6 Notes, in whole or in part, every five years during the period from March 28 to and including April 28, commencing on March 28, 2030, at par.

Non-cumulative Rate Reset Class A Preferred Shares Series 61 (NVCC) (Series 61 shares)
On March 24, 2025, we issued 150,000
Series 61 shares

with a par value of
$1,000.00
per share, for gross proceeds of
$150 million. For the initial five-year period to April 28, 2030, the Series 61 shares pay semi-annual cash dividends on the 28th day of April and October in each year, as declared, at a rate of 6.369%. The first dividend, if declared, will be payable on October 28, 2025. On April 28, 2030, and on April 28 every five years thereafter, the dividend rate will reset to be equal to the then current five-year Government of Canada yield plus 3.65%.
Subject to regulatory approval and certain provisions of the shares, we may redeem all or any part of the then outstanding Series 61 shares at par during the period from
March
28, 2030 to and including April 28, 2030 and during the period from March 28 to and including April 28 every five years thereafter.
Limited Recourse Capital Notes Series 7 (NVCC) (subordinated indebtedness) (LRCN Series 7 Notes)
On July 14, 2025, we issued USD$
750
million principal amount of 7.000% LRCN Series 7 Notes. The LRCN Series 7 Notes mature on October 28, 2085, and bear interest at a fixed rate of 7.000% per annum (paid quarterly) until October 28, 2030. Starting on October 28, 2030, and every five years thereafter until October 28, 2080, the interest rate will be reset to the then current five-year U.S. Treasury Rate plus 3.000% per annum.
Concurrently with the issuance of the LRCN Series 7 Notes, we issued Non-
c
umulative 5-Year Fixed Rate Reset Class A Preferred Shares Series 62 (NVCC) (Series 62 Preferred Shares), which are held in the Limited Recourse Trust that is consolidated by CIBC and, as a result, the Series 62 Preferred Shares are eliminated in CIBC’s consolidated financial statements. In the event of non-payment by CIBC of the principal amount of, interest on, or redemption price for, the LRCN Series 7 Notes when due, the sole remedy of each LRCN Series 7 Note holder is limited to that holder’s proportionate share of the Series 62 Preferred Shares held in the Limited Recourse Trust. Subject to regulatory approval, we may redeem the LRCN Series 7 Notes, in whole or in part, on each January 28, April 28, July 28, and October 28, commencing on January 28, 2030, at par.
Redemption
On January 31, 2025, we redeemed all 12 million Non-cumulative Rate Reset Class A Preferred Shares Series 41 (NVCC) (Series 41 shares), at a redemption price of $25.00 per Series 41 share, for a total redemption cost of $300 million.
On July 31, 2025, we redeemed all 12 million Non-cumulative Rate Reset Class A Preferred Shares Series 43 (NVCC) (Series 43 shares), at a redemption price of $25.00 per Series 43 share, for a total redemption cost of $300 million.
Regulatory capital, leverage and total loss absorbing capacity (TLAC) ratios
Our capital, leverage and TLAC ratios are presented in the table below:

$ millions, as at		2025 Jul. 31	2024 Oct. 31
Common Equity Tier 1 (CET1) capital		$46,616	$44,516
Tier 1 capital	A	53,303	49,481
Total capital		61,338	56,809
Total risk-weighted assets (RWA)	B	347,712	333,502
CET1 ratio		13.4%	13.3%
Tier 1 capital ratio		15.3%	14.8%
Total capital ratio		17.6%	17.0%
Leverage ratio exposure	C	$1,244,201	$1,155,432
Leverage ratio	A/C	4.3%	4.3%
TLAC available	D	$114,311	$101,062
TLAC ratio	D/B	32.9%	30.3%
TLAC leverage ratio	D/C	9.2%	8.7%
Our regulatory capital ratios are determined in accordance with the Capital Adequacy Requirements Guideline issued by OSFI, which are based on the capital standards developed by the Basel Committee on Banking Supervision. CIBC has been designated by OSFI as a domestic systemically important bank (D-SIB) in Canada, and is subject to a CET1 surcharge equal to 1.0% of RWA. OSFI also expects D-SIBs to hold a Domestic Stability Buffer (DSB) of 3.5%, which was increased from 3.0% effective November 1, 2023. This results in current targets, including all buffer requirements, for the CET1, Tier 1, and Total capital ratios of 11.5%, 13.0%, and 15.0%, respectively.
To supplement risk-based capital requirements, OSFI expects federally regulated deposit-taking institutions to have a leverage ratio, which is a non-risk-based capital metric, that meets or exceeds 3.5%, including a 0.5% D-SIB buffer.
Under the TLAC guideline, OSFI also requires D-SIBs to maintain a supervisory target TLAC ratio (which builds on the risk-based capital ratios) and a minimum TLAC leverage ratio (which builds on the leverage ratio). OSFI expects D-SIBs to have a minimum risk-based TLAC ratio of 21.5% plus the then applicable DSB requirement (3.5% as noted above), and a minimum TLAC leverage ratio of 7.25%.
These targets may be higher for certain institutions at OSFI’s discretion. During the quarter ended July 31, 2025, we have complied with OSFI’s regulatory capital, leverage ratio, and TLAC requirements.